SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting [Abstract]
Number of reportable segments			1
Number of charterers			6
Benchmark percentage of revenue for major customer (in hundredths)			10.00%
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 18,606	$ 23,810	$ 35,793	$ 47,248
Revenue from major customer (in hundredths)	24.00%	33.00%	23.00%	36.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	11,932	12,018	23,818	24,035
Revenue from major customer (in hundredths)	15.00%	17.00%	16.00%	19.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	9,048	9,353	18,044	18,384
Revenue from major customer (in hundredths)	12.00%	13.00%	12.00%	14.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	15,042	17,222	31,582	23,523
Revenue from major customer (in hundredths)	19.00%	24.00%	21.00%	18.00%
PT Nusantara Regas [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 16,392	$ 8,790	$ 32,469	$ 8,790
Revenue from major customer (in hundredths)	21.00%	12.00%	21.00%	7.00%